T. ROWE PRICE Retirement 2015 Fund
February 28, 2025 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/24
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
2/28/25
(Cost and value in $000s)
BOND MUTUAL FUNDS 48.6%
T. Rowe Price Funds:
New Income Fund  778,433 65,965 95,152 96,839,988 776,657
Limited Duration Inflation Focused
Bond Fund  714,674 83,388 83,857 154,402,622 724,148
International Bond Fund (USD
Hedged)  268,955 28,675 32,790 32,079,493 274,280
Dynamic Global Bond Fund  181,016 12,001 23,950 22,396,435 175,812
Emerging Markets Bond Fund  178,022 10,008 21,229 18,690,579 174,757
U.S. Treasury Long-Term Index
Fund  172,941 11,506 27,469 22,826,805 170,060
High Yield Fund  171,990 10,127 33,959 25,939,215 154,857
Dynamic Credit Fund  68,287 5,893 7,142 7,631,505 68,378
Floating Rate Fund  65,420 3,917 16,136 5,756,999 53,425
Total Bond Mutual Funds (Cost $2,804,588) 2,572,374
EQUITY MUTUAL FUNDS 49.9%
T. Rowe Price Funds:
Value Fund  398,204 32,593 47,937 7,916,615 375,723
Growth Stock Fund  367,646 24,947 42,746 3,369,513 357,910
Hedged Equity Fund  276,158 9,641 36,742 20,900,803 264,395
Equity Index 500 Fund  254,080 3,629 16,525 1,617,964 253,713
U.S. Large-Cap Core Fund  263,308 18,815 27,641 6,027,601 251,893
Overseas Stock Fund  202,103 6,907 19,517 13,908,953 186,519
International Value Equity Fund  191,279 7,064 16,505 10,050,985 186,345
Real Assets Fund  178,866 9,020 18,462 11,468,462 168,472
International Stock Fund  171,038 4,491 17,910 7,785,999 160,002
Mid-Cap Growth Fund  97,275 9,631 11,051 899,129 89,229
Mid-Cap Value Fund  93,488 12,222 11,311 2,713,770 88,089
Emerging Markets Discovery Stock
Fund  67,385 4,054 7,355 4,624,370 65,481
Small-Cap Value Fund  56,050 5,826 4,895 1,060,060 55,844
Emerging Markets Stock Fund  57,016 4,999 6,614 1,646,288 55,760
Small-Cap Stock Fund  53,808 7,881 12,624 788,578 44,547
New Horizons Fund (2) 40,783 2,102 3,939 696,676 38,972
Total Equity Mutual Funds (Cost $1,696,367) 2,642,894
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  550 45,250 45,278 5,198 505
Total Other Mutual Funds (Cost $520) 505

T. ROWE PRICE Retirement 2015 Fund

$ Value
5/31/24
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
2/28/25
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 1.6%
Money Market Funds  1.5%
T. Rowe Price U.S. Treasury
Money Fund, 4.44% (3) 87,232 161,382 168,993 79,621,111 79,621
U.S. Treasury Obligations  0.1%
U.S. Treasury Bills, 4.26%,
3/18/25 (4) 7,000,000 6,988
Total Short-Term Investments (Cost $86,607) 86,609
Total Investments in Securities 100.1%
(Cost $4,588,082) $ 5,302,382
Other Assets Less Liabilities (0.1)% (3,291)
Net Assets 100.0% $ 5,299,091
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield
(4) At February 28, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.

T. ROWE PRICE Retirement 2015 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 33 MSCI EAFE Index contracts 3/25 4,009 $ 276
Short, 211 Russell 2000 E-Mini Index contracts 3/25 (22,844) 2,090
Short, 123 S&P 500 E-Mini Index contracts 3/25 (36,674) 929
Net payments (receipts) of variation margin to date (4,043)
Variation margin receivable (payable) on open futures contracts $ (748)

T. ROWE PRICE Retirement 2015 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2025. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Credit Fund  $ (44) $ 1,340 $ 3,961
Dynamic Global Bond Fund  (2,656) 6,745 4,841
Emerging Markets Bond Fund  (2,775) 7,956 9,099
Emerging Markets Discovery Stock Fund  2 1,397 2,713
Emerging Markets Stock Fund  17 359 1,094
Equity Index 500 Fund  19,153 12,529 2,675
Floating Rate Fund  (379) 224 3,631
Growth Stock Fund  41,117 8,063 729
Hedged Equity Fund  10,019 15,338 4,096
High Yield Fund  (2,344) 6,699 9,282
International Bond Fund (USD Hedged)  (2,978) 9,440 7,795
International Stock Fund  3,659 2,383 2,942
International Value Equity Fund  3,561 4,507 6,107
Limited Duration Inflation Focused Bond Fund  (3,784) 9,943 30,593
Mid-Cap Growth Fund  10,425 (6,626) 580
Mid-Cap Value Fund  11,962 (6,310) 1,764
New Horizons Fund  2,303 26 —
New Income Fund  (9,791) 27,411 28,653
Overseas Stock Fund  4,184 (2,974) 5,951
Real Assets Fund  844 (952) 4,134
Small-Cap Stock Fund  9,729 (4,518) 679
Small-Cap Value Fund  5,304 (1,137) 906
Transition Fund  (373) (17) —
U.S. Large-Cap Core Fund  20,471 (2,589) 2,963
U.S. Treasury Long-Term Index Fund  (8,101) 13,082 5,204
Value Fund  38,010 (7,137) 6,481
U.S. Treasury Money Fund, 4.44% — — 2,706
Totals $ 147,535# $ 95,182 $ 149,579+

T. ROWE PRICE Retirement 2015 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $98,367 of the net realized gain (loss).
+ Investment income comprised $149,579 of income distributions from underlying Price
Funds.

T. ROWE PRICE Retirement 2015 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement 2015 Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement 2015 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation. Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Futures contracts are valued at closing settlement prices.

T. ROWE PRICE Retirement 2015 Fund

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2025
(for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F156-054Q3 02/25
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Bond Mutual Funds $ 2,572,374 $ — $ — $ 2,572,374
Equity Mutual Funds 2,642,894 — — 2,642,894
Other Mutual Funds 505 — — 505
Short-Term Investments 79,621 6,988 — 86,609
Total Securities 5,295,394 6,988 — 5,302,382
Futures Contracts* 3,295 — — 3,295
Total $ 5,298,689 $ 6,988 $ — $ 5,305,677
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.